Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	151,818	149,724
Total Asset-Backed Securities — Agency (Cost $154,172)			149,724

Asset-Backed Securities — Non-Agency 16.0%

Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	1.500%	6,500,000	6,435,735
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% Floor 1.350% 01/15/2030	1.591%	18,020,000	17,832,448
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	1.659%	22,300,000	21,869,209
Series 2020-3A Class DR
3-month USD LIBOR + 3.250% Floor 3.250% 10/23/2034	3.374%	5,000,000	4,919,255
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	4.504%	7,000,000	7,026,208
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.654%	12,000,000	11,761,020
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 04/30/2031	1.899%	21,000,000	20,782,923
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.856%	14,617,500	14,416,802
Series 2020-83A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/18/2032	3.741%	8,000,000	8,000,048
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	1.591%	10,000,000	9,930,610
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	93,000	2,350,110
Lendingpoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	8,640,984	8,613,875
Series 2021-B Class A
02/15/2029	1.110%	14,523,843	14,309,693
LendingPoint Asset Securitization Trust(a)
Series 2021-1 Class A
04/15/2027	1.750%	4,235,006	4,235,319
LL ABS Trust(a)
Series 2020-1A Class A
01/17/2028	2.330%	387,977	388,187
Series 2021-1A Class A
05/15/2029	1.070%	6,182,310	5,926,276
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	14,297,155	14,119,703
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	3.724%	9,750,000	9,750,409
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month USD LIBOR + 4.100% Floor 4.000% 01/19/2034	4.124%	13,175,000	13,237,713
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	2.004%	20,000,000	19,942,720
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.604%	11,300,000	11,151,755
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	4,145,000	4,170,154
Series 2021-1A Class A
06/16/2031	0.600%	1,473,156	1,467,048
Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	3.214%	6,000,000	5,846,754
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.654%	20,375,000	20,050,202
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.709%	45,625,000	45,313,564
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	27,500,000	26,775,578
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,065,000	2,982,885
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	7.509%	1,962,500	1,889,717
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.704%	20,000,000	19,711,200
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	1,944,906	1,947,721
Series 2020-3 Class B
05/17/2027	3.220%	13,000,000	13,001,956
Series 2021-1 Class A
11/15/2027	1.180%	8,622,255	8,500,709
Series 2021-3 Class A
05/15/2029	1.150%	29,495,552	28,933,980
Series 2021-5 Class A
08/15/2029	1.530%	17,377,862	16,986,366
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	9,050,000	8,569,303
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	11,000,000	10,352,561
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	18,150,000	17,808,433
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	10,200,000	9,702,857
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Pass-Through Trust(a),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	2,951,861	2,981,380
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	9,923,380	9,556,218
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.641%	28,000,000	27,717,396
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	1.611%	11,171,429	11,063,178
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	674,517	674,531
Series 2020-1A Class B
10/15/2026	3.950%	5,750,000	5,776,955
Series 2021-1A Class A
12/15/2027	1.210%	11,607,415	11,443,746
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	6,115,674	5,987,026
Series 2021-ST1 Class A
02/20/2027	2.750%	8,765,904	8,609,720
Upstart Pass-Through Trust(a),(e)
Series 2021-ST10 Class A
01/20/2030	2.250%	16,937,910	16,591,212
Upstart Securitization Trust(a)
Series 2021-3 Class A
07/20/2031	0.830%	9,360,605	9,206,621
Series 2021-4 Class A
09/20/2031	0.840%	17,880,655	17,391,732
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	11,050,000	10,573,001
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	11,370,000	10,686,081
Total Asset-Backed Securities — Non-Agency (Cost $628,204,658)			619,269,803

Commercial Mortgage-Backed Securities - Agency 1.7%

Federal National Mortgage Association(f)
Series 2017-M15 Class ATS2
11/25/2027	3.161%	49,654,038	49,910,834

2	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FRESB Mortgage Trust(f)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	9,124,871	9,096,796
Government National Mortgage Association(f),(g)
Series 2019-147 Class IO
06/16/2061	0.419%	129,628,880	6,057,104
Total Commercial Mortgage-Backed Securities - Agency (Cost $71,552,275)			65,064,734

Commercial Mortgage-Backed Securities - Non-Agency 7.6%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,173,299	2,166,668
BAMLL Commercial Mortgage Securities Trust(a),(f)
Series 2013-WBRK Class A
03/10/2037	3.534%	5,550,000	5,478,629
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.647%	10,581,000	10,264,034
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.347%	3,950,000	3,767,976
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.937%	4,900,000	4,722,403
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	2.237%	3,050,000	2,998,218
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.797%	6,310,000	6,073,981
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	2.197%	6,950,000	6,833,164
BX Trust(a),(b)
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.317%	1,500,000	1,440,184
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class A
1-month USD LIBOR + 0.930% Floor 0.930% 11/15/2036	1.327%	4,500,000	4,486,727
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.797%	5,600,000	5,572,000
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.897%	3,000,000	2,983,125
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.526%	4,400,000	4,322,999
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	3.118%	14,900,000	14,452,975
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.333% 11/15/2023	3.889%	3,096,420	3,065,464
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class E
02/10/2037	3.633%	10,950,000	10,104,225
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	4.138%	3,800,000	3,761,943
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	15,479,819
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	3,600,000	3,175,204
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	19,065,000	16,124,971
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	17,500,000	12,956,963
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	2.647%	9,938,831	9,789,905

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.194%	4,500,000	4,052,893
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	10,774,806
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.177%	13,400,000	12,287,935
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.597%	6,600,000	6,502,385
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	3.147%	4,150,000	4,088,620
Progress Residential 2020-SFR3 Trust(a)
Series 2020-SFR3 Class A
10/17/2027	1.294%	7,982,076	7,446,583
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	19,775,000	18,637,906
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	12,185,000	11,893,938
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	2,775,000	2,702,271
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	1,735,000	1,663,549
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	5,900,000	5,875,016
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	1.547%	22,000,000	21,579,446
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.647%	10,469,000	10,367,248
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.297%	12,509,000	12,165,299
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	1.597%	6,250,000	6,179,717
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.325% Floor 1.200% 12/15/2034	1.722%	9,000,000	8,846,122
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $301,085,315)			295,085,311

Convertible Bonds 0.1%

Banking 0.1%
BBVA Bancomer SA(a),(h)
Subordinated
11/12/2029	5.350%	2,910,000	2,907,250
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	1,310,000	1,178,345
Total Convertible Bonds (Cost $4,160,029)			4,085,595

Corporate Bonds & Notes 31.5%

Aerospace & Defense 0.8%
Boeing Co. (The)
08/01/2059	3.950%	3,440,000	2,993,630
05/01/2060	5.930%	8,845,000	10,238,706
Bombardier, Inc.(a)
12/01/2024	7.500%	969,000	1,000,355
04/15/2027	7.875%	1,135,000	1,111,584
Northrop Grumman Corp.
01/15/2028	3.250%	6,000,000	6,001,836
TransDigm, Inc.(a)
03/15/2026	6.250%	5,574,000	5,739,345
TransDigm, Inc.
06/15/2026	6.375%	2,176,000	2,196,312
11/15/2027	5.500%	795,000	792,010
05/01/2029	4.875%	818,000	768,225
Total			30,842,003
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	987,000	932,728
American Airlines, Inc.(a)
07/15/2025	11.750%	600,000	700,829

4	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,627,165	2,625,203
04/20/2029	5.750%	376,779	375,489
Delta Air Lines, Inc.
01/15/2026	7.375%	816,000	882,899
04/19/2028	4.375%	200,000	191,851
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	1,076,736	1,077,439
United Airlines, Inc.(a)
04/15/2026	4.375%	631,000	621,283
04/15/2029	4.625%	706,000	672,111
Total			8,079,832
Automotive 0.6%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	435,000	440,443
Ford Motor Co.
02/12/2032	3.250%	1,569,000	1,401,138
Ford Motor Credit Co. LLC
11/13/2025	3.375%	1,595,000	1,559,579
01/09/2027	4.271%	934,000	919,493
05/28/2027	4.950%	757,000	769,637
08/17/2027	4.125%	607,000	593,548
02/16/2028	2.900%	668,000	602,140
02/10/2029	2.900%	3,447,000	3,071,030
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	357,000	333,638
IAA Spinco, Inc.(a)
06/15/2027	5.500%	1,321,000	1,327,442
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	873,000	776,879
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	4,253,000	4,306,099
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	2,021,000	2,084,831
05/15/2027	8.500%	1,231,000	1,277,385
Tenneco, Inc.(a)
01/15/2029	7.875%	1,211,000	1,276,066
04/15/2029	5.125%	681,000	675,477
Total			21,414,825
Banking 6.2%
Bank of America Corp.(h)
07/23/2031	1.898%	32,855,000	28,693,066
10/20/2032	2.572%	10,390,000	9,462,895
02/04/2033	2.972%	18,020,000	16,901,717
Citigroup, Inc.(h)
06/03/2031	2.572%	4,618,000	4,225,498
01/25/2033	3.057%	19,236,000	18,004,783
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(h)
07/21/2032	2.383%	13,579,000	12,066,654
02/24/2033	3.102%	18,433,000	17,393,395
HSBC Holdings PLC(h)
05/24/2032	2.804%	9,154,000	8,333,778
11/22/2032	2.871%	16,633,000	15,142,339
JPMorgan Chase & Co.(h)
10/15/2030	2.739%	7,987,000	7,557,097
04/22/2032	2.580%	22,260,000	20,413,781
11/08/2032	2.545%	24,791,000	22,627,941
01/25/2033	2.963%	1,302,000	1,228,776
Morgan Stanley(h)
07/21/2032	2.239%	10,187,000	9,032,399
10/20/2032	2.511%	17,343,000	15,704,449
Wells Fargo & Co.(h)
10/30/2030	2.879%	609,000	579,666
02/11/2031	2.572%	32,216,000	29,935,444
Total			237,303,678
Brokerage/Asset Managers/Exchanges 0.1%
Hightower Holding LLC(a)
04/15/2029	6.750%	1,313,000	1,292,151
NFP Corp.(a)
08/15/2028	4.875%	665,000	637,214
08/15/2028	6.875%	2,713,000	2,590,561
Total			4,519,926
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	742,000	713,427
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	1,217,000	1,210,191
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	552,000	471,143
Interface, Inc.(a)
12/01/2028	5.500%	426,000	413,779
SRS Distribution, Inc.(a)
07/01/2028	4.625%	853,000	814,752
07/01/2029	6.125%	1,270,000	1,179,495
12/01/2029	6.000%	936,000	868,343
White Cap Buyer LLC(a)
10/15/2028	6.875%	895,000	848,295
Total			6,519,425
Cable and Satellite 1.7%
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%	1,837,000	1,765,722
08/15/2030	4.500%	2,607,000	2,447,903
02/01/2031	4.250%	834,000	760,177
02/01/2032	4.750%	1,003,000	934,720

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,013,000	927,014
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,412,000	4,510,220
12/01/2061	4.400%	3,832,000	3,347,621
06/30/2062	3.950%	8,992,000	7,300,511
04/01/2063	5.500%	11,630,000	11,730,566
CSC Holdings LLC(a)
02/01/2028	5.375%	1,434,000	1,392,423
01/15/2030	5.750%	1,311,000	1,167,714
12/01/2030	4.125%	2,663,000	2,344,936
12/01/2030	4.625%	768,000	641,651
02/15/2031	3.375%	809,000	681,718
11/15/2031	5.000%	468,000	392,495
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	1,373,000	1,353,528
DISH DBS Corp.
07/01/2026	7.750%	1,701,000	1,688,339
06/01/2029	5.125%	2,411,000	2,052,598
DISH DBS Corp.(a)
12/01/2028	5.750%	1,972,000	1,872,156
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	730,000	704,283
09/15/2028	6.500%	2,023,000	1,914,881
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	1,002,000	947,714
07/01/2030	4.125%	483,000	452,585
Videotron Ltd.(a)
06/15/2029	3.625%	7,491,000	6,954,454
Virgin Media Finance PLC(a)
07/15/2030	5.000%	1,218,000	1,151,242
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	1,029,000	1,018,992
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,872,000	1,747,640
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	784,000	729,982
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	740,000	745,651
Ziggo BV(a)
01/15/2030	4.875%	1,527,000	1,437,446
Total			65,116,882
Chemicals 0.3%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	709,000	623,370
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,009,000	970,767
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,329,000	1,245,264
HB Fuller Co.
10/15/2028	4.250%	600,000	562,520
Herens Holdco Sarl(a)
05/15/2028	4.750%	989,000	888,610
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	1,228,000	1,243,175
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	972,000	1,039,700
Iris Holdings, Inc.(a),(i)
02/15/2026	8.750%	586,000	586,458
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	826,000	751,196
10/01/2029	6.250%	426,000	377,104
SPCM SA(a)
03/15/2027	3.125%	414,000	381,011
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	417,000	387,476
09/30/2029	7.500%	234,000	208,303
WR Grace Holdings LLC(a)
06/15/2027	4.875%	1,605,000	1,569,872
08/15/2029	5.625%	2,021,000	1,889,191
Total			12,724,017
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	2,277,000	2,131,133
Herc Holdings, Inc.(a)
07/15/2027	5.500%	295,000	299,078
PECF USS Intermediate Holding III Corp.(a)
11/15/2029	8.000%	123,000	118,378
Ritchie Bros Holdings, Inc.(a)
12/15/2031	4.750%	1,213,000	1,182,814
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	406,000	411,847
Total			4,143,250
Consumer Cyclical Services 0.2%
APX Group, Inc.(a)
07/15/2029	5.750%	171,000	156,224
Staples, Inc.(a)
04/15/2026	7.500%	1,132,000	1,098,736
Uber Technologies, Inc.(a)
05/15/2025	7.500%	1,478,000	1,542,143
08/15/2029	4.500%	3,632,000	3,405,060
Total			6,202,163

6	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,270,000	1,310,916
Mattel, Inc.(a)
12/15/2027	5.875%	690,000	721,499
04/01/2029	3.750%	788,000	757,764
Mattel, Inc.
10/01/2040	6.200%	3,311,000	3,810,355
Prestige Brands, Inc.(a)
01/15/2028	5.125%	470,000	466,352
Spectrum Brands, Inc.
07/15/2025	5.750%	462,000	470,469
Total			7,537,355
Diversified Manufacturing 1.1%
Carrier Global Corp.
04/05/2050	3.577%	8,313,000	7,606,227
CFX Escrow Corp.(a)
02/15/2026	6.375%	758,000	782,213
Gates Global LLC/Co.(a)
01/15/2026	6.250%	1,883,000	1,886,447
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	11,333,000	12,219,728
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	4.156%	11,605,000	11,161,833
Madison IAQ LLC(a)
06/30/2028	4.125%	1,154,000	1,064,138
06/30/2029	5.875%	1,564,000	1,402,294
Resideo Funding, Inc.(a)
09/01/2029	4.000%	937,000	852,705
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	607,000	626,602
Vertical Holdco GmbH(a)
07/15/2028	7.625%	317,000	317,176
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	729,000	723,468
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,303,000	3,434,803
06/15/2028	7.250%	543,000	576,390
Total			42,654,024
Electric 2.4%
AEP Texas, Inc.
01/15/2050	3.450%	6,785,000	6,045,715
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Appalachian Power Co.
05/15/2044	4.400%	6,365,000	6,440,135
Calpine Corp.(a)
03/15/2028	5.125%	642,000	612,447
02/01/2031	5.000%	205,000	186,704
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,042,000	1,047,197
02/15/2031	3.750%	1,380,000	1,292,644
01/15/2032	3.750%	416,000	384,015
DTE Energy Co.
10/01/2026	2.850%	10,003,000	9,786,248
Emera US Finance LP
06/15/2046	4.750%	13,116,000	13,717,243
Exelon Corp.(a)
03/15/2052	4.100%	1,454,000	1,480,268
Georgia Power Co.
03/15/2042	4.300%	4,675,000	4,727,099
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,020,000	2,045,483
NRG Energy, Inc.(a)
02/15/2029	3.375%	585,000	521,038
06/15/2029	5.250%	1,410,000	1,377,468
02/15/2031	3.625%	8,127,000	7,159,870
02/15/2032	3.875%	1,221,000	1,078,477
Pacific Gas and Electric Co.
07/01/2050	4.950%	14,610,000	13,829,373
PG&E Corp.
07/01/2028	5.000%	175,000	169,104
07/01/2030	5.250%	1,062,000	1,028,855
Southern Co. (The)
07/01/2046	4.400%	3,505,000	3,597,157
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	475,000	474,757
07/31/2027	5.000%	788,000	774,922
05/01/2029	4.375%	815,000	770,065
Xcel Energy, Inc.
12/01/2029	2.600%	3,308,000	3,124,552
06/01/2030	3.400%	11,830,000	11,817,322
Total			93,488,158
Environmental 0.2%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	1,336,000	1,310,319
12/15/2026	5.125%	874,000	881,718
08/01/2028	4.000%	612,000	562,837
06/15/2029	4.750%	1,477,000	1,408,663
08/15/2029	4.375%	690,000	642,721

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	2,135,000	2,015,490
Total			6,821,748
Finance Companies 0.2%
Navient Corp.
01/25/2023	5.500%	494,000	502,377
06/15/2026	6.750%	600,000	616,458
03/15/2028	4.875%	540,000	496,986
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,329,000	1,306,290
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	968,000	884,448
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	2,871,000	2,518,106
Springleaf Finance Corp.
03/15/2025	6.875%	465,000	488,891
Total			6,813,556
Food and Beverage 1.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	18,916,000	21,017,188
Bacardi Ltd.(a)
05/15/2048	5.300%	13,380,000	15,046,634
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,961,000	1,946,412
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,303,332
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	496,000	505,789
12/01/2031	3.750%	715,000	659,588
Kraft Heinz Foods Co.
06/01/2046	4.375%	2,329,000	2,309,445
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	891,000	832,169
01/31/2032	4.375%	890,000	831,018
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	971,000	981,610
04/15/2031	4.250%	4,012,000	3,710,007
03/01/2032	3.500%	6,525,000	5,704,541
Post Holdings, Inc.(a)
03/01/2027	5.750%	927,000	932,925
04/15/2030	4.625%	733,000	661,012
09/15/2031	4.500%	1,630,000	1,444,660
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	770,000	697,694
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	833,000	781,126
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	968,000	827,198
US Foods, Inc.(a)
04/15/2025	6.250%	1,113,000	1,145,511
02/15/2029	4.750%	535,000	511,710
06/01/2030	4.625%	685,000	634,589
Total			63,484,158
Gaming 0.6%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	1,070,000	1,030,896
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	2,025,000	1,899,231
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	878,000	898,389
07/01/2025	6.250%	2,923,000	3,021,139
07/01/2027	8.125%	1,373,000	1,472,700
International Game Technology PLC(a)
04/15/2026	4.125%	577,000	569,769
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	905,000	914,728
02/15/2029	3.875%	197,000	194,974
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	512,000	515,498
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,198,000	1,106,053
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	730,000	652,081
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,122,000	1,105,620
Scientific Games International, Inc.(a)
07/01/2025	8.625%	202,000	212,605
10/15/2025	5.000%	2,888,000	2,960,200
03/15/2026	8.250%	1,195,000	1,244,294
11/15/2029	7.250%	1,255,000	1,315,050
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	1,038,000	1,022,326
12/01/2026	4.250%	770,000	767,542
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	311,000	311,124
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	518,000	538,685
10/01/2029	5.125%	241,000	226,851
Total			21,979,755
Health Care 1.2%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	636,000	638,619
04/15/2029	5.000%	1,073,000	1,058,933

8	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AdaptHealth LLC(a)
08/01/2029	4.625%	220,000	200,718
03/01/2030	5.125%	1,672,000	1,553,124
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,043,000	1,030,118
11/01/2029	3.875%	1,816,000	1,716,985
Becton Dickinson and Co.
02/11/2031	1.957%	3,098,000	2,741,245
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	423,000	399,413
03/15/2031	4.000%	451,000	425,803
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	843,000	879,196
03/15/2027	5.625%	279,000	284,283
04/15/2029	6.875%	888,000	869,345
05/15/2030	5.250%	1,875,000	1,800,847
CVS Health Corp.
03/25/2048	5.050%	8,930,000	10,117,974
HCA, Inc.
09/01/2028	5.625%	501,000	541,589
02/01/2029	5.875%	672,000	736,834
09/01/2030	3.500%	1,091,000	1,053,195
HCA, Inc.(a)
03/15/2052	4.625%	9,713,000	9,839,474
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	415,000	386,112
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	158,000	163,020
Owens & Minor, Inc.(a)
04/01/2030	6.625%	683,000	702,750
Radiology Partners, Inc.(a)
02/01/2028	9.250%	288,000	289,376
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	899,000	879,244
Select Medical Corp.(a)
08/15/2026	6.250%	3,671,000	3,791,807
Tenet Healthcare Corp.
07/15/2024	4.625%	1,042,000	1,046,781
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	495,000	500,892
02/01/2027	6.250%	1,138,000	1,168,798
10/01/2028	6.125%	1,662,000	1,689,335
06/01/2029	4.250%	91,000	87,521
01/15/2030	4.375%	1,224,000	1,175,977
Total			47,769,308
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.3%
Centene Corp.
12/15/2029	4.625%	1,515,000	1,530,633
10/15/2030	3.000%	1,333,000	1,228,123
08/01/2031	2.625%	9,000,000	8,012,942
Total			10,771,698
Home Construction 0.1%
Meritage Homes Corp.(a)
04/15/2029	3.875%	1,769,000	1,684,415
Shea Homes LP/Funding Corp.(a)
04/01/2029	4.750%	700,000	658,903
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	623,000	632,448
Total			2,975,766
Independent Energy 2.2%
Apache Corp.
01/15/2030	4.250%	2,258,000	2,278,113
09/01/2040	5.100%	4,036,000	4,085,885
02/01/2042	5.250%	723,000	723,015
04/15/2043	4.750%	788,000	749,975
01/15/2044	4.250%	424,000	372,083
Callon Petroleum Co.
07/01/2026	6.375%	1,849,000	1,837,405
Callon Petroleum Co.(a)
08/01/2028	8.000%	438,000	463,722
CNX Resources Corp.(a)
03/14/2027	7.250%	1,279,000	1,348,819
01/15/2029	6.000%	808,000	817,940
Comstock Resources, Inc.(a)
03/01/2029	6.750%	557,000	573,393
01/15/2030	5.875%	566,000	557,521
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	435,000	452,855
01/30/2028	5.750%	311,000	320,887
Energuate Trust(a)
05/03/2027	5.875%	3,755,000	3,670,532
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	571,000	571,233
Matador Resources Co.
09/15/2026	5.875%	1,348,000	1,373,466
Newfield Exploration Co.
01/01/2026	5.375%	487,000	516,499
Occidental Petroleum Corp.
07/15/2025	8.000%	494,000	554,614
09/01/2030	6.625%	1,880,000	2,157,407
01/01/2031	6.125%	5,569,000	6,265,125
09/15/2036	6.450%	15,612,000	18,347,016

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/15/2040	6.200%	1,074,000	1,199,006
07/15/2044	4.500%	3,146,000	3,008,299
06/15/2045	4.625%	7,102,000	6,887,562
03/15/2046	6.600%	5,510,000	6,525,413
04/15/2046	4.400%	14,012,000	13,309,904
08/15/2049	4.400%	2,217,000	2,092,767
Southwestern Energy Co.
02/01/2029	5.375%	452,000	458,685
02/01/2032	4.750%	2,146,000	2,143,496
Total			83,662,637
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	3,240,000	2,912,925
Lukoil International Finance BV(a)
04/24/2023	4.563%	2,256,000	1,374,930
Total			4,287,855
Leisure 0.4%
Carnival Corp.(a)
03/01/2026	7.625%	1,279,000	1,287,644
03/01/2027	5.750%	2,182,000	2,079,824
08/01/2028	4.000%	1,421,000	1,324,539
05/01/2029	6.000%	1,103,000	1,039,367
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	2,029,000	2,084,106
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	516,000	525,687
Cinemark USA, Inc.(a)
05/01/2025	8.750%	306,000	319,925
03/15/2026	5.875%	1,365,000	1,325,481
07/15/2028	5.250%	674,000	629,674
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	418,000	407,645
NCL Corp., Ltd.(a)
03/15/2026	5.875%	635,000	603,580
02/15/2029	7.750%	166,000	168,140
NCL Finance Ltd.(a)
03/15/2028	6.125%	329,000	305,784
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	320,000	333,548
07/01/2026	4.250%	861,000	801,557
08/31/2026	5.500%	1,090,000	1,059,182
07/15/2027	5.375%	427,000	408,098
04/01/2028	5.500%	1,124,000	1,074,015
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	620,000	553,273
Total			16,331,069
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.3%
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
12/01/2061	3.200%	2,890,000	2,371,967
10/15/2070	3.729%	2,810,000	2,483,450
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,984,000	5,053,367
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	992,000	1,101,888
Total			11,010,672
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	535,000	483,731
Media and Entertainment 1.0%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	1,528,000	1,523,514
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	2,240,000	2,251,435
06/01/2029	7.500%	1,070,000	1,067,876
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	728,000	720,536
iHeartCommunications, Inc.
05/01/2026	6.375%	1,610,350	1,657,854
05/01/2027	8.375%	1,789,774	1,850,197
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	844,000	835,214
01/15/2028	4.750%	569,000	544,617
Magallanes, Inc.(a)
03/15/2062	5.391%	21,377,000	22,087,127
Netflix, Inc.
11/15/2028	5.875%	1,470,000	1,620,162
05/15/2029	6.375%	1,124,000	1,273,180
Netflix, Inc.(a)
11/15/2029	5.375%	379,000	410,849
06/15/2030	4.875%	276,000	294,288
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	577,000	564,785
01/15/2029	4.250%	445,000	413,886
03/15/2030	4.625%	321,000	302,081
Roblox Corp.(a)
05/01/2030	3.875%	870,000	813,457
Scripps Escrow II, Inc.(a)
01/15/2031	5.375%	328,000	315,132
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	1,087,000	1,088,578

10	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
05/01/2029	4.500%	713,000	678,692
Total			40,313,460
Metals and Mining 0.4%
Allegheny Technologies, Inc.
10/01/2029	4.875%	234,000	221,845
10/01/2031	5.125%	1,135,000	1,069,737
Constellium NV(a)
02/15/2026	5.875%	1,087,000	1,089,592
Constellium SE(a)
06/15/2028	5.625%	1,541,000	1,548,993
04/15/2029	3.750%	1,110,000	996,180
Freeport-McMoRan, Inc.
09/01/2029	5.250%	667,000	698,619
03/15/2043	5.450%	4,494,000	5,042,528
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	767,000	745,459
04/01/2029	6.125%	1,409,000	1,451,581
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	41,000	38,543
06/01/2031	4.500%	1,955,000	1,761,752
Novelis Corp.(a)
11/15/2026	3.250%	583,000	556,976
01/30/2030	4.750%	1,295,000	1,258,014
08/15/2031	3.875%	703,000	642,848
Total			17,122,667
Midstream 1.9%
Cheniere Energy Partners LP
10/01/2029	4.500%	842,000	846,109
03/01/2031	4.000%	801,000	777,401
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	2,054,000	1,870,702
Cheniere Energy, Inc.
10/15/2028	4.625%	1,084,000	1,090,475
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,094,000	1,025,178
DCP Midstream Operating LP
05/15/2029	5.125%	699,000	720,568
04/01/2044	5.600%	381,000	400,850
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	297,000	297,000
DT Midstream, Inc.(a)
06/15/2031	4.375%	1,231,000	1,178,412
Enterprise Products Operating LLC
01/31/2060	3.950%	4,930,000	4,597,315
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2025	6.000%	354,000	361,310
07/01/2027	6.500%	894,000	933,336
01/15/2029	4.500%	679,000	638,052
01/15/2031	4.750%	2,465,000	2,311,258
EQM Midstream Partners LP
07/15/2048	6.500%	420,000	408,737
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	1,925,000	1,742,788
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	1,262,000	1,195,326
ITT Holdings LLC(a)
08/01/2029	6.500%	634,000	583,430
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	202,000	207,937
Kinder Morgan, Inc.
02/15/2046	5.050%	10,253,000	10,875,162
NuStar Logistics LP
10/01/2025	5.750%	2,532,000	2,585,975
06/01/2026	6.000%	624,000	631,439
04/28/2027	5.625%	345,000	337,932
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	18,015,000	16,921,118
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	418,000	417,724
Sunoco LP/Finance Corp.
04/15/2027	6.000%	477,000	486,946
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	779,000	803,499
01/15/2028	5.000%	1,240,000	1,257,774
01/15/2029	6.875%	208,000	223,215
03/01/2030	5.500%	2,170,000	2,254,715
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	610,000	598,877
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	1,650,000	1,604,870
08/15/2031	4.125%	1,799,000	1,766,073
11/01/2033	3.875%	1,048,000	1,001,685
Western Gas Partners LP
08/15/2048	5.500%	5,052,000	5,001,630
Williams Companies, Inc. (The)
09/15/2045	5.100%	3,178,000	3,427,021
10/15/2051	3.500%	3,776,000	3,304,488
Total			74,686,327

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.4%
NiSource, Inc.
05/01/2030	3.600%	4,570,000	4,534,838
02/15/2043	5.250%	990,000	1,071,905
05/15/2047	4.375%	10,560,000	10,730,280
Total			16,337,023
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	206,000	210,362
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	1,102,269	1,075,438
Total			1,285,800
Other REIT 0.2%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	1,197,000	1,114,352
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	1,295,000	1,287,638
02/01/2027	4.250%	739,000	709,047
06/15/2029	4.750%	2,313,000	2,182,344
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	513,000	512,914
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	488,000	458,794
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	643,000	611,015
Service Properties Trust
03/15/2024	4.650%	476,000	457,754
10/01/2024	4.350%	221,000	213,616
12/15/2027	5.500%	292,000	281,461
Total			7,828,935
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	2,174,000	1,960,050
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,619,000	1,559,971
08/15/2027	5.250%	1,020,000	944,992
08/15/2027	5.250%	451,000	418,885
BWAY Holding Co.(a)
04/15/2024	5.500%	637,000	634,817
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	474,000	438,901
Canpack SA/US LLC(a)
11/15/2029	3.875%	1,520,000	1,322,189
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	1,182,000	1,212,309
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LABL, Inc.(a)
11/01/2028	5.875%	157,000	148,357
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	2,488,000	2,485,473
08/15/2027	8.500%	677,000	676,554
Total			11,802,498
Pharmaceuticals 1.1%
AbbVie, Inc.
06/15/2044	4.850%	7,435,000	8,245,570
11/21/2049	4.250%	2,810,000	2,932,038
Amgen, Inc.
02/22/2062	4.400%	14,532,000	15,087,209
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	774,000	780,048
04/01/2026	9.250%	3,250,000	3,329,185
01/31/2027	8.500%	458,000	456,661
02/01/2027	6.125%	753,000	758,554
08/15/2027	5.750%	1,428,000	1,408,686
06/01/2028	4.875%	441,000	422,339
02/15/2031	5.250%	1,093,000	851,054
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%	691,000	393,931
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	1,016,000	926,793
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	715,000	677,840
Organon Finance 1 LLC(a)
04/30/2028	4.125%	2,643,000	2,518,251
04/30/2031	5.125%	1,605,000	1,546,524
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	219,000	204,433
Total			40,539,116
Property & Casualty 0.5%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	628,000	605,686
10/15/2027	6.750%	1,785,000	1,764,948
11/01/2029	5.875%	641,000	616,173
AssuredPartners, Inc.(a)
01/15/2029	5.625%	745,000	685,766
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	10,430,000	10,662,663
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,805,000	1,683,584
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	303,000	306,384
HUB International Ltd.(a)
12/01/2029	5.625%	1,202,000	1,171,599

12	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radian Group, Inc.
03/15/2025	6.625%	1,857,000	1,952,857
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	313,000	296,931
Total			19,746,591
Restaurants 0.2%
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	1,028,000	945,934
IRB Holding Corp.(a)
06/15/2025	7.000%	3,115,000	3,251,884
02/15/2026	6.750%	1,906,000	1,939,888
Yum! Brands, Inc.(j)
04/01/2032	5.375%	831,000	833,543
Total			6,971,249
Retailers 0.4%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	275,000	256,128
02/15/2032	5.000%	275,000	255,828
L Brands, Inc.(a)
10/01/2030	6.625%	656,000	688,839
L Brands, Inc.
11/01/2035	6.875%	431,000	444,009
Lowe’s Companies, Inc.
10/15/2050	3.000%	12,350,000	10,499,421
04/01/2062	4.450%	2,754,000	2,854,913
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	1,198,000	1,158,326
02/15/2029	7.750%	817,000	843,701
Total			17,001,165
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	648,000	646,986
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	924,000	896,516
Total			1,543,502
Technology 1.6%
Broadcom, Inc.(a)
04/15/2034	3.469%	11,191,000	10,364,687
11/15/2036	3.187%	2,726,000	2,395,411
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	661,000	629,211
07/01/2029	4.875%	1,329,000	1,253,629
CommScope Technologies LLC(a)
06/15/2025	6.000%	329,000	311,490
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,408,000	1,350,266
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	378,000	357,210
Gartner, Inc.(a)
07/01/2028	4.500%	458,000	456,524
10/01/2030	3.750%	730,000	685,444
HealthEquity, Inc.(a)
10/01/2029	4.500%	1,406,000	1,339,161
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	1,370,000	1,263,001
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	789,000	764,759
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,889,000	1,767,753
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,615,000	1,566,803
NCR Corp.(a)
04/15/2029	5.125%	1,323,000	1,272,386
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	453,000	456,168
07/15/2029	4.500%	735,000	732,900
10/01/2030	5.875%	182,000	182,420
07/15/2031	4.750%	548,000	547,217
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	2,090,000	2,033,902
02/15/2042	3.125%	3,869,000	3,341,199
Oracle Corp.
04/01/2050	3.600%	16,051,000	13,302,568
03/25/2061	4.100%	5,017,000	4,317,187
Plantronics, Inc.(a)
03/01/2029	4.750%	2,751,000	2,823,962
PTC, Inc.(a)
02/15/2025	3.625%	484,000	478,881
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	239,000	265,076
09/01/2025	7.375%	333,000	347,801
Switch Ltd.(a)
09/15/2028	3.750%	109,000	105,786
06/15/2029	4.125%	820,000	806,691
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	625,000	632,210
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	4,250,000	3,317,290
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,588,000	1,652,860

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	2,031,000	1,857,972
Total			62,979,825
Wireless 1.0%
Altice France Holding SA(a)
05/15/2027	10.500%	404,000	423,206
02/15/2028	6.000%	1,298,000	1,119,533
Altice France SA(a)
02/01/2027	8.125%	290,000	298,921
01/15/2028	5.500%	2,169,000	2,007,068
07/15/2029	5.125%	879,000	787,453
10/15/2029	5.500%	474,000	425,759
American Tower Corp.
08/15/2029	3.800%	10,707,000	10,669,975
09/15/2031	2.300%	2,981,000	2,601,995
Sprint Corp.
03/01/2026	7.625%	1,011,000	1,141,731
T-Mobile USA, Inc.
02/01/2028	4.750%	553,000	561,984
02/15/2031	2.875%	684,000	616,865
04/15/2031	3.500%	1,240,000	1,167,553
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	1,217,000	1,146,880
10/15/2052	3.400%	12,306,000	10,511,889
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,574,000	1,435,243
07/15/2031	4.750%	2,033,000	1,913,469
Total			36,829,524
Wirelines 1.1%
AT&T, Inc.
09/15/2055	3.550%	9,878,000	8,665,225
12/01/2057	3.800%	23,528,000	21,484,826
Cablevision Lightpath LLC(a)
09/15/2028	5.625%	429,000	390,984
CenturyLink, Inc.
04/01/2025	5.625%	1,124,000	1,133,307
CenturyLink, Inc.(a)
12/15/2026	5.125%	468,000	445,761
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,456,000	1,339,983
03/01/2028	6.125%	945,000	845,692
Iliad Holding SAS(a)
10/15/2026	6.500%	1,233,000	1,236,691
10/15/2028	7.000%	2,126,000	2,129,865
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	504,000	443,628
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/22/2061	3.700%	4,405,000	4,132,223
Total			42,248,185
Total Corporate Bonds & Notes (Cost $1,273,969,517)			1,214,173,358

Foreign Government Obligations(k),(l) 3.3%

Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	1,365,000	204,750
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	956,000	952,874
05/15/2029	4.250%	647,000	596,952
Total			1,549,826
Colombia 0.6%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	3,486,919
02/26/2044	5.625%	2,500,000	2,255,245
05/15/2049	5.200%	9,733,000	8,304,860
Ecopetrol SA
04/29/2030	6.875%	8,700,000	9,153,609
Total			23,200,633
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,675,625
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	1,801,840
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	2,363,452	2,351,073
03/15/2024	7.500%	1,504,075	1,496,198
Total			3,847,271
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	4,650,000	4,405,476
Indonesia 0.5%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	708,000	723,657
05/15/2030	5.450%	3,550,000	3,709,235

14	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Pertamina Persero(a)
05/30/2044	6.450%		3,400,000	3,996,385
01/21/2050	4.175%		11,536,000	10,777,437
Total				19,206,714
Mexico 0.8%
Petroleos Mexicanos
09/21/2047	6.750%		20,422,000	16,606,975
01/23/2050	7.690%		10,000,000	8,741,935
01/28/2060	6.950%		5,920,000	4,820,531
Total				30,169,441
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%		5,000,000	5,937,567
Qatar Petroleum(a)
07/12/2031	2.250%		4,615,000	4,266,488
Total				10,204,055
Romania 0.1%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	4,400,000	4,786,693
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		2,740,000	1,168,610
Saudi Arabia 0.2%
Saudi Government International Bond(a)
04/17/2049	5.000%		5,250,000	5,984,911
Senegal 0.1%
Senegal Government International Bond(a)
05/23/2033	6.250%		1,775,000	1,676,642
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		5,000,000	4,887,592
Turkey 0.1%
Turkey Government International Bond
02/17/2028	5.125%		4,000,000	3,511,928
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%		1,800,000	754,834
United Arab Emirates 0.2%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%		613,000	619,063
DP World Ltd.(a)
09/25/2048	5.625%		2,278,000	2,476,777
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DP World PLC(a)
07/02/2037	6.850%	2,660,000	3,215,190
Total			6,311,030
Total Foreign Government Obligations (Cost $143,107,875)			125,347,871

Residential Mortgage-Backed Securities - Agency 16.1%

Federal Home Loan Mortgage Corp.(m)
08/01/2045	3.500%	15,477,161	15,803,952
10/01/2045	4.000%	3,785,637	3,923,145
Federal Home Loan Mortgage Corp.
10/01/2045	4.000%	2,999,243	3,089,463
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.503%	443,622	62,020
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.653%	1,076,463	233,876
CMO Series 4831 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/15/2048	5.803%	9,856,673	1,745,741
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.593%	28,828,638	4,778,024
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	5.593%	12,105,086	2,226,786
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	5.653%	2,438,759	392,177
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.573%	1,210,043	209,600
Federal Home Loan Mortgage Corp.(g)
CMO Series 4176 Class BI
03/15/2043	3.500%	1,085,898	150,685

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(f),(g)
CMO Series 4620 Class AS
-1.0 x 1-month USD LIBOR + 0.440% 11/15/2042	1.576%	1,363,610	68,295
Federal National Mortgage Association
02/01/2027- 08/01/2029	3.000%	7,233,194	7,310,393
08/01/2034	5.500%	486,879	533,370
08/01/2040- 08/01/2041	4.500%	2,092,767	2,206,398
08/01/2043- 06/01/2045	3.500%	4,710,308	4,800,718
05/01/2048	4.000%	1,447,571	1,486,080
CMO Series 2017-72 Class B
09/25/2047	3.000%	13,698,146	13,453,453
Federal National Mortgage Association(m)
10/01/2040- 06/01/2044	4.500%	5,530,480	5,883,108
05/01/2044- 02/01/2048	4.000%	17,617,969	18,324,735
Federal National Mortgage Association(g)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	1,208,361	65,318
CMO Series 2020-76 Class EI
11/25/2050	2.500%	29,793,014	5,031,206
CMO Series 2021-3 Class TI
02/25/2051	2.500%	96,426,691	16,356,580
Federal National Mortgage Association(b),(g)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.443%	2,161,973	385,438
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.693%	2,882,274	504,737
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.543%	1,608,864	237,109
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.543%	9,701,260	1,628,570
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.543%	24,507,248	4,104,819
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	5.693%	12,034,087	2,113,852
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	5.643%	10,425,185	1,799,761
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.693%	9,132,519	1,736,636
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.693%	17,318,959	3,320,436
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	5.743%	12,072,648	2,315,702
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	5.743%	9,470,525	1,727,196
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	5.693%	17,836,692	2,990,077
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.593%	38,767,974	6,169,795
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.593%	27,939,457	4,801,739

16	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.593%	21,259,329	4,384,985
Freddie Mac REMICS(g)
CMO Series 5152 Class XI
11/25/2050	2.500%	62,991,465	8,852,342
Government National Mortgage Association(m)
04/20/2048	4.500%	10,557,297	11,056,741
Government National Mortgage Association(g)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,652,510	365,981
CMO Series 2020-175 Class KI
11/20/2050	2.500%	64,223,396	9,303,729
CMO Series 2020-191 Class UG
12/20/2050	3.500%	39,305,072	6,215,590
CMO Series 2021-119 Class QI
07/20/2051	3.000%	35,602,547	4,835,866
CMO Series 2021-16 Class KI
01/20/2051	2.500%	43,625,014	6,387,522
CMO Series 2021-179 Class IB
09/20/2051	3.000%	44,246,888	6,502,306
CMO Series 2021-9 Class MI
01/20/2051	2.500%	41,517,003	5,273,739
Government National Mortgage Association(b),(g)
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	5.751%	12,070,231	2,316,375
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	5.751%	15,831,242	2,117,205
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	5.751%	6,760,219	917,239
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	5.701%	9,578,535	1,368,518
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	5.751%	9,171,351	1,194,801
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	5.751%	10,997,306	1,562,473
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	5.801%	14,594,346	2,637,689
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	5.751%	11,558,979	1,636,851
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	5.701%	8,304,434	1,084,707
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	5.751%	22,610,873	2,878,832
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.701%	19,215,544	2,668,931
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	5.751%	11,948,360	2,272,589
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	5.751%	12,360,558	1,696,489
CMO Series 2018-97 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	5.751%	11,842,527	1,390,130

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.551%	18,650,795	2,680,151
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	5.701%	13,575,907	2,003,255
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	5.701%	14,459,087	1,976,995
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.601%	14,130,840	1,777,555
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	5.701%	13,065,031	1,969,165
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	5.701%	18,212,723	3,123,928
CMO Series 2020-188 Class SA
1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	5.851%	21,631,588	4,307,260
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.601%	9,422,534	1,491,989
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	5.701%	14,323,556	1,990,599
Government National Mortgage Association TBA(j)
04/21/2052	2.500%	96,000,000	93,210,000
Uniform Mortgage-Backed Security TBA(j)
04/18/2037- 04/13/2052	2.500%	52,500,000	51,528,594
04/18/2037- 04/13/2052	3.000%	190,000,000	187,900,522
04/18/2037	3.500%	8,000,000	8,163,956
04/13/2052	2.000%	10,000,000	9,287,006
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/13/2052	4.000%	20,000,000	20,431,250
Total Residential Mortgage-Backed Securities - Agency (Cost $638,466,642)			622,734,845

Residential Mortgage-Backed Securities - Non-Agency 24.8%

510 Asset Backed Trust(a),(f)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	16,022,855	15,362,516
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	5,000,000	4,994,691
Angel Oak Mortgage Trust(a),(f)
CMO Series 2020-R1 Class M1
04/25/2053	2.621%	3,918,000	3,762,083
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	10,544,000	10,535,493
CMO Series 2019-2 Class A2
03/25/2049	3.782%	739,482	737,336
CMO Series 2019-2 Class A3
03/25/2049	3.833%	614,938	614,597
Arroyo Mortgage Trust(a),(f)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	3,175,748	3,148,028
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.807%	4,002,772	4,019,193
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.457%	9,907,000	9,875,502
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	2.057%	17,668,728	17,654,427
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	3.037%	5,673,550	5,680,439
CMO Series 2020-3A Class M1C
1-month USD LIBOR + 3.700% Floor 3.700% 10/25/2030	3.887%	13,300,000	13,465,826
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	2.210%	15,350,000	15,258,106

18	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	1.510%	7,000,000	6,815,866
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	1,956,552	1,938,114
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	878,028	868,031
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	3,750,000	3,566,286
Bunker Hill Loan Depositary Trust(a),(f)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	4,558,744	4,521,527
BVRT Financing Trust(a),(b),(e)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.800%	19,824,168	19,824,168
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	2.950%	23,700,000	23,700,000
BVRT Financing Trust(a),(b),(c),(e)
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.345%	2,922,667	2,887,139
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	3.207%	14,900,000	14,751,344
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	16,657,487	16,450,344
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	1.531%	1,178,385	1,151,390
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	2,553,301	2,528,678
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	3,983,305	3,885,075
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	1,746,167	1,740,936
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	3,906,000	3,901,980
CMO Series 2021-3 Class A1
09/27/2066	0.956%	12,803,020	11,724,052
CMO Series 2021-3 Class A2
09/27/2066	1.162%	5,297,801	4,738,737
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	7,450,908
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.418%	7,955,456	7,791,292
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	7,425,722	7,098,773
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,700,284
Figure Line of Credit Trust(a),(f)
CMO Series 2020-1 Class A
09/25/2049	4.040%	2,947,727	2,884,910
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	1.749%	7,200,000	7,090,196
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	1.949%	8,250,000	7,782,925
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	6.207%	3,600,000	3,700,831
GCAT LLC(a),(f)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	11,642,738	11,639,138
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	13,348,047	13,055,736
GCAT Trust(a),(f)
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	5,643,813	5,592,319
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	8,231,261	8,008,106
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	4,706,653
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	7,509,146

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.250% Floor 3.250% 10/25/2030	3.707%	4,618,305	4,628,320
CMO Series 2021-2 Class M1B
30-day Average SOFR + 1.600% 01/25/2034	1.649%	15,662,000	15,447,080
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	14,935,372	14,942,648
Imperial Fund Mortgage Trust(a),(f)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	4,921,016	4,624,244
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	20,700,646	20,039,370
Loan Revolving Advance Investment Trust(a),(b),(c),(e)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.840%	26,000,000	25,697,672
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class B
1-month USD LIBOR + 1.100% Floor 1.100% 11/25/2053	1.557%	4,410,000	4,389,435
CMO Series 2020-2 Class C
1-month USD LIBOR + 1.300% Floor 1.300% 11/25/2053	1.757%	6,720,000	6,683,816
CMO Series 2020-2 Class D
1-month USD LIBOR + 1.450% Floor 1.450% 11/25/2053	1.907%	2,490,000	2,472,612
CMO Series 2020-2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 11/25/2053	2.707%	1,050,000	1,043,019
MFA Trust(a),(f)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	9,859,831
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	14,471,976	13,916,338
Series 2020-PLS1 Class A
12/25/2025	3.844%	7,620,958	7,421,084
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	2.007%	1,962,255	1,956,597
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.857%	257,839	256,632
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.407%	14,000,000	13,979,587
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.149%	4,100,000	4,093,040
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	3.195%	6,426,581	6,165,122
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.307%	54,900,000	54,663,238
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	3.107%	73,650,000	72,923,074
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	18,195,169	18,143,727
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	14,178,154	13,523,747
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	29,148,175	28,074,945
CMO Series 2021-7 Class A1
08/25/2026	1.867%	11,240,906	10,658,288
Preston Ridge Partners Mortgage Trust LLC(a),(f)
CMO Series 2021-8 Class A1
09/25/2026	1.743%	12,642,722	12,077,007
Pretium Mortgage Credit Partners(a),(f)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	9,615,464	9,304,942
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	10,318,107	9,957,262
PRPM LLC(a),(f)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	8,165,050	7,790,858

20	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	2.207%	6,120,552	6,078,881
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	1,008,028	993,981
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	1,431,980	1,429,084
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,568,901
Stanwich Mortgage Loan Co. LLC(a),(f)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	12,716,008	12,362,544
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,765,463
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,198,091	3,979,666
Stonnington Mortgage Trust(a),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	3.500%	14,923,302	14,923,302
Toorak Mortgage Corp., Ltd.(f)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	5,590,315	5,587,231
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	11,000,000	10,556,633
Towd Point Mortgage Trust(a),(f)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	22,249,370
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.857%	14,000,000	14,022,663
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	3.057%	15,000,000	14,850,408
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	16,479,252	15,728,643
VCAT LLC(a),(f)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	22,391,755	21,499,598
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCIX LLC(a),(f)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	11,569,261	11,072,701
Verus Securitization Trust(a),(f)
CMO Series 2019-3 Class A3
07/25/2059	3.040%	4,561,668	4,559,683
CMO Series 2019-4 Class A3
11/25/2059	3.000%	2,763,584	2,754,596
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	5,961,565	5,867,196
CMO Series 2020-1 Class A3
01/25/2060	2.724%	14,177,733	14,034,696
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	1,252,980	1,253,419
CMO Series 2021-5 Class A2
09/25/2066	1.218%	3,802,801	3,514,812
CMO Series 2021-5 Class A3
09/25/2066	1.373%	7,198,159	6,623,728
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	3,309,216
CMO Series 2021-7 Class A3
10/25/2066	2.240%	10,566,786	9,748,092
Visio Trust(a),(f)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	3,831,033	3,733,118
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	12,100,000	11,911,850
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $972,742,065)			957,826,131

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace & Co.(b),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.813%	857,850	849,272
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	4.207%	471,110	407,510

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
SWF Holdings I Corp.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	1,670,000	1,617,111
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	1,399,862	1,386,746
Technology 0.1%
Ascend Learning LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.000%	798,000	788,224
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	6.250%	475,000	471,438
DCert Buyer, Inc.(b),(n)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.457%	790,000	779,137
Epicore Software Corp.(b),(n)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	235,000	239,406
Project Alpha Intermediate Holding, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.300%	219,296	217,516
UKG, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	3.750%	477,474	473,133
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	5.750%	923,000	914,490
Total			3,883,344
Total Senior Loans (Cost $8,271,193)			8,143,983

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	30,048,500	29,715,150
08/15/2048	3.000%	7,560,000	8,241,581
Total U.S. Treasury Obligations (Cost $37,272,716)			37,956,731

Options Purchased Calls 0.0%
Value ($)
(Cost $510,000)	9,785

Options Purchased Puts 0.9%

(Cost $14,612,390)	36,386,716

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(o),(p)	200,715,889	200,635,603
Total Money Market Funds (Cost $200,643,881)		200,635,603
Total Investments in Securities (Cost: $4,294,752,728)		4,186,870,190
Other Assets & Liabilities, Net		(325,808,840)
Net Assets		3,861,061,350

At March 31, 2022, securities and/or cash totaling $65,745,793 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,236,000 EUR	6,885,629 USD	UBS	04/22/2022	—	(16,613)

22	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	725	06/2022	EUR	100,274,750	—	(6,282,099)
Euro-Bund	450	06/2022	EUR	71,397,000	—	(331,082)
Long Gilt	432	06/2022	GBP	52,371,360	—	(608,461)
U.S. Treasury 10-Year Note	8,011	06/2022	USD	984,351,625	—	(22,499,560)
U.S. Treasury 2-Year Note	699	06/2022	USD	148,133,391	—	(1,825,385)
U.S. Treasury Ultra 10-Year Note	144	06/2022	USD	19,507,500	—	(639,324)
U.S. Ultra Treasury Bond	1,541	06/2022	USD	272,949,625	—	(6,960,657)
Total					—	(39,146,568)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(3,804)	06/2022	USD	(436,271,250)	1,989,702	—
U.S. Treasury 5-Year Note	(1,938)	06/2022	USD	(222,264,375)	—	(609,489)
Total					1,989,702	(609,489)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	50,000,000	50,000,000	1.00	07/08/2022	510,000	9,785

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	200,300,000	200,300,000	1.75	07/15/2022	3,465,190	12,575,315
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	200,300,000	200,300,000	2.25	09/30/2022	4,606,900	4,606,900
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	279,500,000	279,500,000	1.75	11/09/2022	6,540,300	19,204,501
Total							14,612,390	36,386,716

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(188,000,000)	(188,000,000)	1.10	05/03/2022	(799,000)	(5,499,827)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(188,100,000)	(188,100,000)	1.25	05/23/2022	(695,970)	(5,179,616)
2-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(188,100,000)	(188,100,000)	1.25	05/23/2022	(742,995)	(5,179,616)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(185,700,000)	(185,700,000)	1.75	07/05/2022	(1,439,175)	(7,195,856)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(258,700,000)	(258,700,000)	1.85	07/07/2022	(2,198,950)	(8,983,875)
Total							(5,876,090)	(32,038,790)

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	1,854,063	(9,917)	706,197	—	1,137,949	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	295,422	(2,158)	128,691	—	164,573	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	436,250	(2,333)	237,696	—	196,221	—
Total							2,585,735	(14,408)	1,072,584	—	1,498,743	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	160,099,000	(237,962)	—	—	—	(237,962)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.870	USD	9,000,000	(981,563)	5,250	—	(2,003,575)	1,027,262	—
Markit CMBX North America Index, Series 13 BBB-	Citi	12/16/2072	3.000	Monthly	4.636	USD	6,900,000	(661,969)	4,025	—	(350,868)	—	(307,076)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	5.870	USD	8,000,000	(872,501)	4,667	—	(919,939)	52,105	—
Markit CMBX North America Index, Series 12 BBB-	Goldman Sachs International	08/17/2061	3.000	Monthly	4.751	USD	7,100,000	(636,782)	4,142	—	(387,985)	—	(244,655)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.636	USD	4,100,000	(393,344)	2,392	—	(337,245)	—	(53,707)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.636	USD	5,400,000	(518,063)	3,150	—	(340,694)	—	(174,219)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.636	USD	7,600,000	(729,125)	4,433	—	(391,626)	—	(333,066)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.636	USD	10,400,000	(997,750)	6,067	—	(561,168)	—	(430,515)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.870	USD	10,000,000	(1,090,625)	5,833	—	(2,204,613)	1,119,821	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.870	USD	10,000,000	(1,090,624)	5,833	—	(1,707,767)	622,976	—
24	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.870	USD	11,250,000	(1,226,953)	6,562	—	(1,790,288)	569,897	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.870	USD	9,500,000	(1,036,094)	5,542	—	(1,562,253)	531,701	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.750	USD	6,100,000	(487,046)	3,558	—	(909,581)	426,093	—
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	4.636	USD	5,400,000	(518,063)	3,150	—	(337,413)	—	(177,500)
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	4.636	USD	7,600,000	(729,125)	4,433	—	(434,407)	—	(290,285)
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	4.636	USD	6,900,000	(661,969)	4,025	—	(348,735)	—	(309,209)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.870	USD	15,000,000	(1,635,938)	8,750	—	(3,297,410)	1,670,222	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.870	USD	10,000,000	(1,090,624)	5,833	—	(1,995,241)	910,450	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.870	USD	14,250,000	(1,554,140)	8,312	—	(2,343,379)	797,551	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.870	USD	7,000,000	(763,437)	4,083	—	(1,355,373)	596,019	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.750	USD	12,200,000	(974,095)	7,117	—	(750,202)	—	(216,776)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.751	USD	10,700,000	(959,656)	6,242	—	(509,913)	—	(443,501)
Markit CMBX North America Index, Series 14 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.740	USD	6,750,000	(657,071)	3,938	—	(616,731)	—	(36,402)
Total								(20,266,557)	117,337	—	(25,456,406)	8,324,097	(3,016,911)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $2,390,723,978, which represents 61.92% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $30,934,921, which represents 0.80% of total net assets.
Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of March 31, 2022 and is not reflective of the cash flow payments.
(e)	Valuation based on significant unobservable inputs.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Represents a security purchased on a when-issued basis.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(n)	The stated interest rate represents the weighted average interest rate at March 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(p)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	191,934,307	431,166,436	(422,460,984)	(4,156)	200,635,603	(27,623)	73,060	200,715,889
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
26	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2022

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